Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Entering into a Charter Brokerage Agreement with a Related Party:
On
January 1, 2018,
Costamare Shipping appointed, on behalf of the vessels it manages, Blue Net Chartering GmbH & Co. KG (“Blue Net”), a company owned
50%
(indirectly) by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all vessels under its management (including vessels owned by the Company). Blue Net provides exclusive charter brokerage services to containership owners.

(b)
Declaration and Payment of Dividends (common stock):
On
January 2, 2018
,
the Company declared a dividend for the
fourth
quarter ended
December 31, 2017,
of
$0.10
per share on its common stock, which was paid on
February 6, 2018
,
to stockholders of record as of
January 23, 2018
.

(c)
Declaration and Payment of Dividends (preferred stock Series B, Series C and Series D):
On
January 2, 2018
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock and a dividend of
$0.546875
per share on its Series D Preferred Stock, which were all paid on
January 16, 2018
to holders of record as of
January 12, 2018
.

(d)
Issuance of Preferred Stock:
On
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its
8.875%
Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share. The net proceeds of the follow-on offering were
$111,224.

(e)	Issuance of Common Stock: On February 6, 2018, pursuant to the Plan, the Company issued 988,841 shares at par value of $0.0001 to its common stockholders, at a price of $6.3084 per share.

(f)
Term loan supplemental agreement:
On
February 16, 2018,
Mas Shipping Co., entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan (Note
10.2.1
) until
February 2019
payable in
four
equal quarterly instalments of
$1,000,
and a balloon payment of
$8,125
payable together with the last instalment.